              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON FEBRUARY 28, 2003



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (Exact name of registrant as specified in charter)

                               676 North St. Clair
                                   Suite 1600
                             Chicago, Illinois 60611
               (Address of principal executive offices) (Zip code)

                           Edward J. Baran, President
                               676 North St. Clair
                             Chicago, Illinois 60611
                     (Name and address of agent for service)

                                    COPY TO:

                            Burton X. Rosenberg, Esq.
                                  Seyfarth Shaw
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 951-7700

                   Date of fiscal year end: December 31, 2002

                   Date of reporting period: December 31, 2002

                               TABLE OF CONTENTS


Item 1. Plan Investment Fund, Inc. Annual Report December 31, 2002
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Items 4-8. [Reserved].
Item 9. Controls and Procedures.
Item 10. Exhibits.

CERTIFICATION REQUIRED BY ITEM 10(b) OF FORM N-CSR

ITEM 1.  PLAN INVESTMENT FUND, INC. ANNUAL REPORT DECEMBER 31, 2002.
--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

                                  Annual Report
                                December 31, 2002




                                        ADMINISTRATOR:

                                        (BCS(R) LOGO)
                                        BCS FINANCIAL SERVICES CORPORATION
                                        676 N. St. Clair, Chicago, IL 60611
                                        (312) 951-9841

--------------------------------------------------------------------------------
                           PLAN INVESTMENT FUND, INC.


PRESIDENT'S LETTER
--------------------------------------------------------------------------------
                                February 20, 2003


Fellow Investors:

On behalf of the Board of Trustees, BCS Financial Services Corporation is pleased to submit the 2002 Annual Report for Plan Investment Fund. The Fund's average annual balances increased again as equity markets registered their third consecutive loss and bond yields continued falling amidst another Fed rate cut late in the year.

Assets in the Fund averaged $803 million for the year with $703 million in the Money Market Portfolio and $100 million in the Government/REPO Portfolio. The Government/REPO Portfolio enjoyed renewed investor activity during October and early November as its yield offered a marginal advantage over the Money Market Portfolio. However, the November 6th rate cut pushed overnight yields to their lowest levels in over forty years, and investors once again favored the Money Market Portfolio as its longer average maturity provided some insulation from the drop in overnight rates. Despite these historically low yields, net purchases into the Fund increased as part of the annual cashflow cycle, and balances pushed above $1 billion on several days in November and December.

Strong operating cashflows for many Blue Cross Blue Shield Plans, and the volatility of other asset classes contributed to the overall investor demand in Plan Investment Fund during the year. The Fund served these investors well by providing safety of principal, liquidity, and competitive yields during a period of great uncertainty. The Fund's conservative guidelines and BlackRock's stringent credit analysis helped the Portfolios avoid the well-publicized downgrades and defaults in corporate bonds.

Despite the general economic and political turbulence, Plan Investment Fund will continue it's mission of offering a competitive rate of return while maintaining a very high quality portfolio and delivering exceptional service to the Blue Cross Blue Shield investors.



                                        Sincerely,

                                        /s/ Edward J. Baran
                                        -------------------------------------
                                        Edward J. Baran
                                        President and Chief Executive Officer

--------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------



Periods Ended                                     Three          One          Five           Ten           From
December 31, 2002                                 Months         Year         Years         Years       Inception*
-----------------                               ----------    ----------    ----------    ----------    ----------
GOVERNMENT/REPO PORTFOLIO                             1.40%         1.62%         4.47%           --          4.86%
iMoneynet. Money Market Avg                           1.22%         1.43%         4.24%           --          4.61%
Repurchase Agreements                                 1.44%         1.67%         4.46%           --          4.84%

MONEY MARKET PORTFOLIO                                1.52%         1.72%         4.51%         4.67%         5.51%
iMoneynet. Money Market Avg                           1.22%         1.43%         4.24%         4.42%         5.29%
Repurchase Agreements                                 1.44%         1.67%         4.46%         4.65%         5.44%


* Inception dates:
6/01/95 - Government/REPO Portfolio; 3/11/87 - Money Market Portfolio

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------


                                                                             Closing       Closing
                                                  Average      Closing       Average       Average
Portfolio/Month                                    Yield        Price        Maturity      Quality
---------------                                 ----------    ----------    ----------    ----------
GOVERNMENT/REPO PORTFOLIO
   October                                            1.69%   $     1.00      1 Day           A1+
   November                                           1.28%   $     1.00      3 Days          A1+
   December                                           1.19%   $     1.00      2 Days          A1+

MONEY MARKET PORTFOLIO
   October                                            1.63%   $     1.00     77 Days          A1+
   November                                           1.49%   $     1.00     62 Days          A1+
   December                                           1.40%   $     1.00     43 Days          A1+

                              PLAN INVESTMENT FUND
                     ANNUAL REPORT OF THE INVESTMENT ADVISOR


The U.S. economy got off to a strong start in 2002, as the nation's gross domestic product (GDP) surged 5% in the first quarter on strong housing and automobile sales. Continued growth over the balance of the year, however, proved more elusive as rising unemployment, corporate scandals, the war on terrorism and the three-year decline of the stock market weighted heavily on businesses and the consumer. In a November speech, Federal Reserve Chairman Greenspan acknowledged the economy's malaise by describing it as "in a soft patch." GDP was weakening again from the brief 4% uptick in the third quarter, and perhaps most importantly, consumer spending seemed to be slowing. The year-end retail-selling season was one of the poorest in recent memory and layoffs continued. The nation's unemployment rate rose to 6% in the fourth quarter, and November and December's jobs reports showed 100,000 declines each month. The President's response to restore growth was a $670 billion stimulus package that included proposals to make dividends tax-free and to accelerate last year's tax cuts. Approval of a final package, however, is months away, and a meaningful recovery in the near-term, therefore, is unlikely, particularly given the geopolitical environment and the crises in Iraq and North Korea.

Following eleven aggressive rate cuts in 2001, the Federal Reserve's Open Market Committee lowered rates only once in 2002, dropping the federal funds rate by fifty basis points to 1.25% in November. Early in the year, the money market yield curve steepened on prospects of a recovery and higher interest rates, but by the second half, as signs of continued weakness abounded, the yield curve narrowed sharply. At year-end, for example, the spread between one-month and one-year obligations was a scant seven basis points. The supply of non-financial commercial paper continued to dwindle during the year, and credit spreads also narrowed. U.S. Treasury obligations remained in demand as investors sought safety and liquidity amid the elevated risks of war and the deterioration of corporate credit quality.

During 2002 the Money Market Portfolio average balance increased by $53 million over 2001, as short-term interest rates fell to historical lows and the yield curve flattened. Prior to the Fed's rate cut in November, assets trended lower as the spread between the Portfolio's yield and the federal funds target steadily narrowed. From a high near $827 million in January the Portfolio peaked at $942 million in April and then dropped to a low of approximately $458 million in September. After the Fed's action, the Portfolio's yield attracted assets out of direct investments and total assets rose to $616 million at year-end. For much of the first three quarters of the year, the LIBOR(1) curve continued to flatten and invert, with the expectation of further easing. Investments were laddered out the money market yield curve, taking advantage of opportunities to extend. Investments in longer-dated maturities were primarily made in government agency issues as well as high quality bank securities. During this time, the average weighted maturity was kept at the longer end of the 55 to 70 day maturity range. For the year, the Money Market Portfolio's total return was 1.72%, versus the iMoneyNet First Tier Institutions Only Money Market Funds Average of 1.50%.(2)

The Government/REPO Portfolio maintained its investment policy of investing substantially all assets in overnight investments. The principal investment was repurchase agreements collateralized by U.S. government obligations. Repo counterparties were closely monitored for their credit quality. For the year, the Government/REPO Portfolio produced a total return of 1.62%, while closing the year with assets of $131.5 million.



----------

(1) LIBOR is the London Interbank Offered Rate, an interest rate benchmark that represents a short-term rate that international banks dealing in Eurodollars charge each other for large loans.

(2) The iMoneyNet First Tier Institutions Only Money Market Funds Average is composed of institutional money market funds investing in first tier eligible money market instruments. iMoneyNet, an Informa Financial company, is a nationally recognized independent publication that monitors the performance of money market funds.

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002



                                                            PERCENTAGE
                                                                OF                   PAR               AMORTIZED
                                                             NET ASSETS              (000)                COST
                                                         ------------------      --------------     ------------------
GOVERNMENT AGENCY OBLIGATIONS                                 91.2%
                                                          --------

Federal National Mortgage Association
  Discount Notes
  1.00% (01/02/03)                                                                   $ 120,000          $ 119,996,667
                                                                                                        -------------
  (Cost $119,996,667)

REPURCHASE AGREEMENTS                                          8.9%
                                                          --------

Morgan Stanley Dean Witter & Co.
  1.10% (01/02/03)
  To be repurchased at $11,750,718
  (Collateralized by $8,385,000
  U.S. Treasury Notes,
  due 08/15/19
  Market Value is $11,985,307)                                                          11,750             11,750,000
  (Cost $11,750,000)


TOTAL INVESTMENTS IN SECURITIES                              100.1%                                       131,746,667
  (Cost $131,746,667*)

LIABILITIES IN EXCESS OF OTHER ASSETS                         (0.1%)                                         (189,084)
                                                          --------                                      -------------

NET ASSETS (Applicable to 131,557,583
PCs outstanding)                                             100.0%                                     $ 131,557,583
                                                          ========                                      =============

NET ASSET VALUE, offering and
redemption price per PC                                                                                        $ 1.00
                                                                                                        =============

*   Aggregate cost for Federal tax purposes.
    PC - Participation Certificate



                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002



                                                               PERCENTAGE
                                                                   OF                   PAR                   AMORTIZED
                                                               NET ASSETS              (000)                     COST
                                                              -----------           --------------           -------------
GOVERNMENT AGENCY OBLIGATIONS                                     11.1%
                                                              --------                                       -------------
Federal Home Loan Bank                                             4.9%
Discount Notes
  2.28% (02/28/03)                                                                       $ 20,000             $ 19,995,853
  1.70% (12/08/03)                                                                         10,000               10,000,000
                                                                                                             -------------
                                                                                                                29,995,853
                                                                                                             -------------
Federal Home Loan Mortgage Corporation                             5.2%
  Discount Notes
  7.00% (02/15/03)                                                                          7,000                7,039,155
  7.375% (05/15/03)                                                                        15,000               15,259,920
  1.87% (07/17/03)                                                                         10,000                9,897,669
                                                                                                             -------------
                                                                                                                32,196,744
                                                                                                             -------------
Federal National Mortgage Association                              1.0%
  Discount Notes
  4.625% (05/15/03)                                                                         6,052                6,118,567
                                                                                                             -------------

  TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                                           68,311,164
                                                                                                             -------------
  (Cost $68,311,164)


CERTIFICATES OF DEPOSIT                                           19.2%
                                                              --------

CERTIFICATES OF DEPOSIT
  Bank One Illinois N.A.
   1.67% (02/18/03)                                                                        25,000               25,000,000
  Citibank N.A.
   1.71% (01/31/03)                                                                         7,500                7,500,000
   1.54% (02/06/03)                                                                        15,000               15,000,000
  Harris Trust & Savings Bank
   1.31% (01/14/03)                                                                        25,000               25,000,000
   1.33% (01/22/03)                                                                        10,000               10,000,000
  State Street Bank and Trust Co.
   1.35% (01/16/03)                                                                         9,000                9,000,000
   2.12% (07/10/03)                                                                        20,000               20,000,000
   2.07% (07/16/03)                                                                         7,000                7,004,087
                                                                                                             -------------

TOTAL CERTIFICATES OF DEPOSIT                                                                                  118,504,087
                                                                                                             -------------
(Cost $118,504,087)

                             MONEY MARKET PORTFOLIO

                                December 31, 2002



                                                               PERCENTAGE
                                                                   OF                    PAR                  AMORTIZED
                                                               NET ASSETS               (000)                    COST
                                                            ---------------         --------------          ---------------
COMMERCIAL PAPER                                                  33.4%
                                                                ------
ASSET BACKED SECURITIES                                           15.4%
  Amstel Funding Corp.
   1.75% (01/06/03)                                                                         5,000                4,998,785
  Amsterdam Funding Corp.
   1.58% (01/03/03)                                                                        15,000               14,998,683
  Edison Asset Securitization LLC
   1.52% (02/12/03)                                                                        15,000               14,973,400
  FCAR Owner Trust Series
   1.35% (01/15/03)                                                                        15,000               14,992,125
   1.35% (01/21/03)                                                                        15,000               14,988,750
  Mortgage Interest Networking Trust
   1.42% (01/14/03)                                                                        20,000               19,989,744
  Receivables Capital Corp.
   1.70% (01/03/03)                                                                        10,000                9,999,056
                                                                                                              ------------
                                                                                                                94,940,543
                                                                                                              ------------

BANKS                                                              5.8%
  Barclays U.S. Funding Corp.
   1.69% (01/08/03)                                                                        10,000                9,996,714
   1.35% (03/12/03)                                                                        16,000               15,958,000
  Variable Funding Capital
   1.70% (01/06/03)                                                                        10,000                9,997,639
                                                                                                              ------------
                                                                                                                35,952,353
                                                                                                              ------------

SECURITY BROKERS & DEALERS                                         9.8%
  Bear Stearns Co., Inc.
   1.55% (01/16/03)                                                                        15,000               14,990,313
   1.55% (02/06/03)                                                                        15,000               14,976,750
  Morgan Stanley Dean Witter & Co.
   1.3925% (01/02/03)                                                                      25,000               25,000,000
   1.35% (03/10/03)                                                                         5,000                4,987,250
                                                                                                              ------------
                                                                                                                59,954,313
                                                                                                              ------------

SUGAR & CONFECTIONARY PRODUCTS                                     2.4%
  Nestle Capital Corp .
   1.52% (01/28/03)                                                                        15,000               14,982,900
                                                                                                              ------------

TOTAL COMMERCIAL PAPER
(Cost $205,830,109)                                                                                            205,830,109
                                                                                                              ------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002


                                                               PERCENTAGE
                                                                   OF                    PAR                AMORTIZED
                                                               NET ASSETS               (000)                 COST
                                                            ------------------      --------------     --------------------
VARIABLE RATE OBLIGATIONS                                         20.7%
                                                                  ----

ASSET BACK SECURITIES                                              1.6%
  Fairway Finance Corp.
  1.38% (01/15/03)                                                                     $    10,000                10,000,000
                                                                                                               -------------

BANKS                                                              8.1%
  National City Bank (Cleveland)
   1.36% (02/24/03)                                                                         20,000                19,999,109
  Wells Fargo & Co.
   1.4212% (01/02/03)                                                                       30,000                30,000,000
                                                                                                               -------------
                                                                                                                  49,999,109
                                                                                                               -------------

LIFE INSURANCE                                                     4.4%
  John Hancock Global Funding II
   1.87% (01/06/03)                                                                         20,000                20,000,406
   1.49% (03/28/03)                                                                          7,000                 7,005,873
                                                                                                               -------------
                                                                                                                  27,006,279
                                                                                                               -------------
SECURITY BROKERS & DEALERS
  Merrill Lynch & Co., Inc.                                        3.3%
   1.58% (03/25/03)                                                                         20,000                20,022,262
                                                                                                               -------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                            3.3%
  General Electric Capital Corp.
   1.7562% (02/03/03)                                                                       20,000                20,011,929
                                                                                                               -------------

  TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $127,039,579)                                                                                            127,039,579
                                                                                                               -------------


REPURCHASE AGREEMENTS                                             15.6%
                                                                 -----

Morgan Stanley Dean Witter & Co.
  1.10% (01/02/03)
  To be repurchased at $96,231,880
  (Collateralized by $67,722,000
  U.S. Treasury Notes, 8.125% to 8.50%;
  due 8/15/19 to 2/15/20;
  Market Value is $98,151,394.)                                                             96,226                96,226,000
                                                                                                               -------------

  TOTAL REPURCHASE AGREEMENTS                                                                                     96,226,000
                                                                                                               -------------
  (Cost $96,226,000)

                             MONEY MARKET PORTFOLIO

                       SCHEDULE OF INVESTMENTS (CONCLUDED)

                                December 31, 2002


                                                                   PERCENTAGE
                                                                       OF                   AMORTIZED
                                                                   NET ASSETS                 COST
                                                                   ----------             -------------
TOTAL INVESTMENTS IN SECURITIES                                        100.0%             $ 615,910,939
(Cost $615,910,939*)

ASSETS IN EXCESS OF OTHER LIABILITIES                                    0.0%                   213,778
                                                                                          -------------

NET ASSETS
(Applicable to 616,124,511 PCs outstanding)                            100.0%             $ 616,124,717
                                                                     =======              =============

NET ASSET VALUE, offering and
redemption price per PC                                                                   $        1.00
                                                                                          =============


*  Aggregate cost for Federal tax purposes.
   PC - Participation Certificate



                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 2002



                                                  GOVERNMENT/REPO   MONEY MARKET
                                                     PORTFOLIO       PORTFOLIO
                                                  ---------------  -------------
ASSETS
  Investments in securities, at amortized          $ 131,746,667   $ 615,910,939
    cost which approximates value
  Accrued interest receivable                                359       1,260,648
  Cash                                                        17              24
  Other assets                                             1,115           9,914
                                                   -------------   -------------
    Total Assets                                     131,748,158     617,181,525

LIABILITIES
  Dividends payable                                      167,872         863,582
  Accrued expenses payable                                22,703         193,226
                                                   -------------   -------------
  Total Liabilities                                      190,575       1,056,808
                                                   -------------   -------------

NET ASSETS                                         $ 131,557,583   $ 616,124,717
                                                   =============   =============

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                          $        1.00   $        1.00
                                                   =============   =============


Participation Certificates outstanding,
Government/REPO Portfolio 131,557,583
($131,557,583/131,557,583 PC's)
Money Market Portfolio 616,124,511
($616,124,717/616,124,511 PC's)


                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2002


                                                  GOVERNMENT/REPO     MONEY MARKET
                                                     PORTFOLIO          PORTFOLIO
                                                  ---------------     -------------
INTEREST INCOME                                    $   1,645,719      $  13,508,797
                                                   -------------      -------------

EXPENSES
  Investment advisory fee                                199,088          1,113,942
  Administration fee                                      50,070            351,462
  Custodian                                               22,113             66,778
  Legal                                                    7,158             43,416
  Audit                                                    5,407             32,958
  Professional services                                    2,166             15,644
  Insurance                                                5,531             34,403
  Transfer agent                                           5,498             29,173
  Trustee expenses                                         1,449             10,769
  Printing                                                 2,153             13,067
  Other                                                      360              2,176
                                                   -------------      -------------

    Total Expenses                                       300,993          1,713,788

    Fees waived                                         (200,853)          (186,474)
                                                   -------------      -------------

    Net Expenses                                         100,140          1,527,314
                                                   -------------      -------------

NET INVESTMENT INCOME                                  1,545,579         11,981,483

NET REALIZED GAIN ON SECURITIES SOLD                          --              7,567

NET CHANGE IN UNREALIZED APPRECIATION
  OF SECURITIES                                               --                 --
                                                   -------------      -------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $   1,545,579      $  11,989,050
                                                   =============      =============



                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS




                                                            YEAR ENDED           YEAR ENDED
                                                         DECEMBER 31, 2002    DECEMBER 31, 2001
                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                  $     1,545,579      $     5,904,376
   Net realized gain/(loss) on securities sold                         --                   --
                                                          ---------------      ---------------
      Net increase in net assets
        resulting from operations                               1,545,579            5,904,376
                                                          ---------------      ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.016
    and $.038 per PC, respectively                             (1,545,579)          (5,904,376)
                                                          ---------------      ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 1,746,281,237
    and 2,133,408,348 PCs                                   1,746,281,237        2,133,408,348

   Value of 231,509 and 2,941,603 PCs
    issued in reinvestment of dividends                           231,509            2,941,603

   Cost of 1,674,191,770 and 2,300,623,350
    PCs repurchased                                        (1,674,191,770)      (2,300,623,350)
                                                          ---------------      ---------------

   Increase (decrease) in net assets derived
    from capital transactions                                  72,320,976         (164,273,399)
                                                          ---------------      ---------------

   Total increase (decrease) in net assets                     72,320,976         (164,273,399)

NET ASSETS:

   Beginning of year                                           59,236,607          223,510,006
                                                          ---------------      ---------------

   End of year                                            $   131,557,583      $    59,236,607
                                                          ===============      ===============



                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                            YEAR ENDED           YEAR ENDED
                                                         DECEMBER 31, 2002    DECEMBER 31, 2001
                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                  $    11,981,483      $    24,546,960
   Net realized gain/(loss) on securities sold                      7,567              108,036
                                                          ---------------      ---------------
      Net increase in net assets
         resulting from operations                             11,989,050           24,654,996
                                                          ---------------      ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.017
     and $.040 per PC, respectively                           (11,981,483)         (24,546,960)

   Net capital gains                                               (7,361)             (95,307)
                                                          ---------------      ---------------

   Total distributions                                        (11,988,844)         (24,642,267)
                                                          ---------------      ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 8,372,192,475
      and 7,876,329,742 PCs                                 8,372,192,475        7,876,329,742

   Value of  9,576,689 and 16,608,159 PCs
      issued in reinvestment of dividends                       9,576,689           16,608,159

   Cost of  8,478,208,189 and 7,495,810,955
      PCs repurchased                                      (8,478,208,189)      (7,495,810,955)
                                                          ---------------      ---------------

   Increase (decrease) in net assets derived
      from capital transactions                               (96,439,025)         397,126,946
                                                          ---------------      ---------------

   Total increase (decrease) in net assets                    (96,438,819)         397,139,675

NET ASSETS:

   Beginning of year                                          712,563,536          315,423,861
                                                          ---------------      ---------------

   End of year                                            $   616,124,717      $   712,563,536
                                                          ===============      ===============



                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout the Year


                                             YEAR             YEAR             YEAR             YEAR             YEAR
                                             ENDED            ENDED            ENDED            ENDED            ENDED
                                            12/31/02         12/31/01         12/31/00         12/31/99         12/31/98
                                          ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Year        $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ------------     ------------     ------------     ------------     ------------

Income from Investment Operations:

Net Investment Income                            0.016            0.038            0.062            0.049            0.054
Net Realized Gain (Loss) on Investments             --               --               --               --               --
                                          ------------     ------------     ------------     ------------     ------------

Total from Investment Operations                 0.016            0.038            0.062            0.049            0.054
                                          ------------     ------------     ------------     ------------     ------------

Less Distributions:

Dividends to PC holders from
   Net Investment Income                        (0.016)          (0.038)          (0.062)          (0.049)          (0.054)
Distributions to PC holders from
   Net Capital Gains                                --               --               --               --               --
                                          ------------     ------------     ------------     ------------     ------------
Total Distributions                             (0.016)          (0.038)          (0.062)          (0.049)          (0.054)
                                          ------------     ------------     ------------     ------------     ------------

Net Asset Value, End of Year              $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ============     ============     ============     ============     ============

Total Return                                      1.62%            3.90%            6.37%            5.05%            5.48%

Ratios/Supplemental Data:

Net Assets, End of Year (000)             $    131,558     $     59,237     $    223,510     $    102,873     $    124,686
Ratio of Expenses to Average
   Net Assets(1)                                  0.10%            0.10%            0.10%            0.10%            0.10%
Ratio of Net Investment Income
   to Average Net Assets(2)                       1.61%            3.83%            6.19%            4.98%            5.36%


----------

(1) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment expenses to average daily net assets would have been .30%, .31%, .28%, .30%, and .28% for the fiscal years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.

(2) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment income to average daily net assets would have been 1.41%, 3.62%, 6.01%, 4.78%, and 5.18% for the fiscal periods ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.



                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout the Year


                                              YEAR            YEAR             YEAR            YEAR             YEAR
                                             ENDED            ENDED            ENDED           ENDED            ENDED
                                            12/31/02         12/31/01         12/31/00        12/31/99         12/31/98
                                          ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Year        $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ------------     ------------     ------------     ------------     ------------

Income from Investment Operations:

Net Investment Income                            0.017            0.040            0.062            0.049            0.053
Net Realized Gain (Loss) on Investments             --               --               --               --               --
                                          ------------     ------------     ------------     ------------     ------------

Total from Investment Operations                 0.017            0.040            0.062            0.049            0.053
                                          ------------     ------------     ------------     ------------     ------------

Less Distributions:

Dividends to PC holders from
   Net Investment Income                        (0.017)          (0.040)          (0.062)          (0.049)          (0.053)
Distributions to PC holders from
   Net Capital Gains                                --               --               --               --               --
                                          ------------     ------------     ------------     ------------     ------------

Total Distributions                             (0.017)          (0.040)          (0.062)          (0.049)          (0.053)
                                          ------------     ------------     ------------     ------------     ------------

Net Asset Value, End of Year              $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                          ============     ============     ============     ============     ============

Total Return                                      1.72%            4.12%            6.32%            5.02%            5.42%

Ratios/Supplemental Data:

Net Assets, End of Year (000)             $    616,125     $    712,564     $    315,424     $    426,020     $    488,124
Ratio of Expenses to Average
   Net Assets(1)                                  0.22%            0.23%            0.27%            0.27%            0.26%
Ratio of Net Investment Income
   to Average Net Assets(2)                       1.70%            4.04%            6.15%            4.90%            5.28%

----------

(1) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment expenses to average daily net assets would have been .24% and .24% for the fiscal years ended December 31, 2002, and 2001, respectively.

(2) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment income to average daily net assets would have been 1.68% and 4.03% for the fiscal years ended December 31, 2002 and 2001, respectively. See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Government/REPO Portfolio has one billion PCs authorized and the Money Market Portfolio has two billion PCs authorized.

B.       Significant accounting policies relating to the Fund are as follows:

         Security Valuation - Government/REPO Portfolio and Money Market Portfolio - Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

         Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

         Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

         Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

         Repurchase Agreements - Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on December 31, 2002.

         Estimated Maturities - The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

         Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 2002, and the maturity shown is the date of the next interest readjustment.

         Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

         BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

         BCS Financial Services Corporation ("BCS") serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services, each Portfolio pays BCS a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

         PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

         BIMC and BCS have agreed contractually to reduce their advisory fees otherwise payable to them in 2002 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, BIMC voluntarily waived $166,107 and $164,791 of advisory fees and BCS voluntarily waived $20,367 and $36,062 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, for year-end December 31, 2002.

D. At December 31, 2002, net assets for both book and tax purposes consisted of:

                                                                     Government/REPO                    Money Market
                                                                        Portfolio                         Portfolio
                                                                     ---------------                    ------------
        Capital paid in.....................                         $   131,557,583                    $616,124,511
        Accumulated undistributed
        realized gain/(loss) on security
           transactions.....................                                      --                    $        206

        Net unrealized appreciation of
           investments......................                                      --                              --
                                                                     ---------------                    ------------
                                                                     $   131,557,583                    $616,124,717
                                                                     ===============                    ============

                      DISCLOSURE FOR TRUSTEES AND OFFICERS


                                                                                                        Number of
                                                                                                        portfolios
                                          Term of                                                       in fund       Other
                           Position(s)    office* and                                                   complex       trusteeships
                           held with      length of     Principal occupation(s) during the past 5       overseen by   held by
Name, address and age      the fund       time served   years                                           the trustee   Trustee
---------------------      -----------    -----------   ----------------------------------------        -----------   ------------
Edward J. Baran            Trustee,       4 Years       1998 to Present - Chairman of the Board,        None          None
676 North St. Clair        President                    President and Chief Executive Officer,
Street                     and                          BCSI Holdings, Inc.;
Suite 1600                 Chief
Chicago, IL 60611          Executive
Age 66                     Officer


Ronald F. King             Executive      6 Years       May 2001 to Present - Chairman, Chief           None          None
1215 S. Boulder Ave.       Trustee                      Executive Officer and President, Blue Cross
Tulsa, OK 74119                                         and Blue Shield of Oklahoma and subsidiaries;
Age 55                                                  BlueLincs HMO, Member Service Life Insurance
                                                        Company and Group Health Service of Oklahoma;
                                                        1998 to May 2001 - President and Chief
                                                        Executive Officer, Blue Cross and Blue Shield
                                                        of Oklahoma and subsidiaries; BlueLincs
                                                        HMO, Member Service Life Insurance Company and
                                                        Group Health Service of Oklahoma.


Emil D. Duda               Trustee        1 Year        1998 to Present - Executive Vice President,     None          None
165 Court Street                                        Chief Financial Officer, Excellus, Inc.
Rochester, NY 14647
Age 51


John G. Foos               Trustee        1 Year        1998 to Present - Executive Vice President,     None          Trustee -
1901 Market Street                                      Chief Financial Officer, Independence Blue                    ElderTrust
Philadelphia, PA 19107                                  Cross.                                                        (NYSE REIT)
Age 53


Robert A.Leichtle          Trustee        2 Years       February 1998 to Present - Executive Vice       None          None
1-20 East at Alpine Road                                President, Chief Financial Officer and
Columbia, SC 29219                                      Treasurer, Blue Cross and  Blue Shield of
Age 55                                                  South Carolina; 1998 to February 1998 -
                                                        Senior Vice President, Treasurer and
                                                        Chief Financial Officer, Blue Cross and
                                                        Blue Shield of South Carolina.

                                                                                                        Number of
                                                                                                        portfolios
                                          Term of                                                       in fund       Other
                           Position(s)    office* and                                                   complex       trusteeships
                           held with      length of     Principal occupation(s) during the past 5       overseen by   held by
Name, address and age      the fund       time served   years                                           the trustee   Trustee
---------------------      -----------    -----------   ----------------------------------------        -----------   ------------
James M. Mead              Trustee        4 Years       1998 to Present - President and Chief           None          None
2500 Elmerton Avenue                                    Executive Officer, Capital Blue Cross.
Harrisburg, PA 17110
Age 57


Jed H. Pitcher             Trustee        4 Years       April 1999 to Present - Chairman of the Board   None          None
2890 Cottonwood Parkway                                 and Chief Executive Officer, Regence
Salt Lake City, UT 84121                                BlueCross BlueShield of Utah;
Age 62                                                  June 2000 to Present - President and Chief
                                                        Operating Officer, The Regence Group; 1998
                                                        to April 1999 - Chairman of the Board,
                                                        President and Chief Executive Officer,
                                                        Regence BlueCross BlueShield of Utah.


Ralph D. Rambach           Trustee        1 Year        1998 to Present - Vice President, Finance and   None          None
225 North Michigan Avenue                               Administration, Chief Financial
Chicago, IL 60601                                       Officer/Corporate Treasurer, National
Age 52                                                  Employee Benefits Program Fiduciary.


Joseph F. Reichard         Trustee        5 Years       1998 to Present - Vice President and            None          None
120 Fifth Avenue                                        Assistant Treasurer, Highmark, Inc.
Pittsburgh, PA 15222
Age 55


Wendell H. Berg            Secretary      4 Years       March 2000 to Present - Executive Vice          None          None
676 North St. Clair                                     President, General Counsel and Secretary, BCS
Street                                                  Financial Corporation; 1998 to March 2000 -
Suite 1600                                              Senior Vice President, General Counsel and
Chicago, Il 60611                                       Secretary,  BCS Financial Corporation.
Age 60


Dale E. Palka              Treasurer      4 Years       March 2001 to Present - Senior Vice             None          None
676 North St. Clair                                     President, BCS Financial Services Corporation.
Street                                                  April 1999 to March 2001 - Vice President,
Suite 1600                                              BCS Financial Services Corporation;
Chicago, IL 60611                                       1998 to April 1999 - Executive Director,
Age 54                                                  Investment Programs Health Plans Capital
                                                        Services Corporation.


----------
*Term of office is one year.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 676 North St. Clair, 16th Floor, Chicago, Illinois 60640 or (312) 951-7700, respectively.

                         REPORT OF INDEPENDENT AUDITORS


To the Participation Certificate Holders and Trustees of
Plan Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Government/REPO Portfolio and the Money Market Portfolio (constituting the Plan Investment Fund, Inc. or the "Fund"), as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the three years in the period ended December 31, 2000, were audited by other auditors whose report dated February 6, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2002, the results of its operations for the year ended, and the changes in its net assets and financial highlights for two years then ended, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

Chicago, Illinois
January 31, 2003

--------------------------------------------------------------------------------


                           PLAN INVESTMENT FUND, INC.

                           676 North St. Clair Street
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES

  EDWARD J. BARAN                                   ROBERT A. LEICHTLE
    President and                                     Executive Vice President,
  Chief Executive Officer                           Chief Financial Officer and
    Plan Investment Fund, Inc.;                        Treasurer
  Chairman of the Board                             Blue Cross and Blue Shield
    and Chief Executive Officer                        of South Carolina
  BCS Financial Corporation



  EMIL D. DUDA                                      JAMES M. MEAD
    Executive Vice President and                      President and
  Chief Financial Officer                           Chief Executive Officer
    Excellus, Inc.                                    Capital Blue Cross

  JOHN G. FOOS                                      JED H. PITCHER
    Executive Vice President and                      Chief Operating Officer and
  Chief Financial Officer                           President
    Independence Blue Cross                           The Regence Group

  RONALD F. KING                                    RALPH D. RAMBACH
    Executive Trustee                                 Vice President,
  Plan Investment Fund;                             Finance and Administration
    Chairman of the Board, Chief                      Chief Financial Officer and
  Executive Officer                                 Corporate Treasurer
    and President                                     Blue Cross and Blue Shield
  Blue Cross and Blue Shield of                     Association
  Oklahoma

                             JOSEPH F. REICHARD, CCM
                        Vice President, Treasury Services
                             and Assistant Treasurer
                       Highmark Blue Cross and Blue Shield


                               INVESTMENT ADVISOR
                               ------------------

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                           --------------------------
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PLAN INVESTMENT FUND, INC.

By:  /s/ Edward J. Baran
     -------------------------------
     Edward J. Baran, President

Date:    February 28, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Edward J. Baran
     -------------------------------
     Edward J. Baran, President
     (principal executive officer)

Date:    February 28, 2003



By:  /s/ Dale E. Palka
     -------------------------------
     Dale E. Palka, Treasurer
     (principal financial officer)

Date:    February 28, 2003

ITEM 2. CODE OF ETHICS.


Not applicable to Annual Reports for the period ended December 31, 2002.





ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable to Annual Reports for the period ended December 31, 2002.



ITEMS 4- 8. [RESERVED]





ITEM 9. CONTROLS AND PROCEDURES.

Not applicable to Annual Reports for the period ended December 31, 2002.


ITEM 10. EXHIBITS.

Exhibit 99. CERT Certification Required by Item 10(b) of Form N-CSR